Cash and cash equivalents - Non-cash and other movements, within operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents.
Share-based payments charge for the period	$ 660	$ 579	$ 619
Settlement of share plan awards	(618)	(650)	(592)
Pension contributions	(166)	(188)	(205)
Pension charges recorded in operating profit	86	55	101
Long-term provision charges recorded in operating profit	106	460	87
Loss/(gain) on disposal of tangible assets	4	(41)	(112)
Update to the contractual relationships for Beyfortus		(729)
Foreign exchange and other	(193)	128	(590)
Total operating activities non-cash and other movements	$ (121)	$ (386)	$ (692)